Composition of Certain Financial Statement Items - Inventories (Details) - USD ($) $ in Millions	Jul. 31, 2026	Apr. 24, 2026	Apr. 25, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Raw materials	$ 128	$ 128	$ 87
Work in process	35	34	38
Finished goods	193	179	185
Total	$ 356	$ 341	$ 311